Commitments and Contigencies (10K) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2015	Jan. 28, 2015	Apr. 04, 2014
Prepaid expenses, lease payments		$ 12,000		$ 24,073
Security deposit			$ 10,000	$ 4,815
Annual rental fee first year			58,271
Annual rental fee second year			66,750
Option, purchase price			$ 775,000
Lease Agreements [Member]
Lease agreement term	beginning on April 14, 2014 and ending on May 31, 2015
Lease Agreements [Member] | Lease Agreements [Member]
Security deposit	$ 10,000
Lease agreement term	Lease commenced on January 26, 2015 and ends on January 25, 2017
Annual rental fee first year	$ 58,271
Annual rental fee second year	66,750
Option, purchase price	$ 775,000